Leases (Tables)	6 Months Ended
Jun. 30, 2025
Lessee Disclosure [Abstract]
Schedule of Hire Expenses Recognized and Paid for Vessel Leases Excluded from Operating Lease Right-of-Use Assets and Liabilities

Charter hire expenses for one vessel time chartered in, that are excluded from operating lease right-of-use asset and lease liability recognition due to original duration of not more than one year, were as follows:

Description	Location in unaudited interim condensed consolidated statements of operations	June 30, 2025	June 30, 2024

Vessels operating leases	Charter-in expenses	-	1,320,063

Schedule of Right-of-Use Assets and Lease Liabilities

Right-of-use assets and lease liabilities as of June 30, 2025 and December 31, 2024 were as follows:

Description	Location in balance sheet	June 30, 2025	December 31, 2024
Non-current assets:
Office leases	Right-of-use assets from operating leases	803,871	412,828
Vessels leases	Right-of-use assets from operating leases	44,273,116	4,634,662
		45,076,987	5,047,490
Liabilities:
Office leases	Operating lease liabilities, current portion	427,137	254,877
Vessel leases	Operating lease liabilities, current portion	8,026,863	4,634,662
Lease liabilities - current portion		8,454,000	4,889,539

Office leases	Operating lease liabilities, non-current portion	397,620	179,593
Vessel leases	Operating lease liabilities, non-current portion	36,246,254	-
Lease liabilities – non-current portion		36,643,874	179,593

Schedule of Future Lease Payments for Operating Leases

The aggregate future lease payments for the Company’s operating leases as of June 30, 2025 were as follows:

Remaining of 2025	5,337,938
2026	10,634,315
2027	10,834,225
2028	10,899,372
2029	11,448,081
2030	1,887,772
Total lease payments	51,041,703

Less: imputed interest	(5,943,829)
Present value of lease liabilities	45,097,874

Summary of Lease Expenses

The table below presents the components of the Company’s lease expenses.

Description	Location in unaudited interim condensed consolidated statements of operations	Six Month Period Ended June 30, 2025	Six Month Period Ended June 30, 2024

Lease expense for office leases	Operating lease expenses	210,576	175,901
Lease expense for vessel leases	Operating lease expenses	7,006,887	4,732,000
Total		7,217,463	4,907,901